SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of movement of restricted cash related to investor assurance program (Detail) - CNY (¥) ¥ in Thousands	8 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash and Cash Equivalents Items [Line Items]
Beginning balance	¥ 41,500	¥ 41,500
Transfer out due to disposal of Shanghai Caiyin		(190,491)
Ending balance		0	¥ 41,500
Investor assurance program
Restricted Cash and Cash Equivalents Items [Line Items]
Beginning balance	41,000	41,000	154,742
Service fees collected by Shanghai Caiyin and deposited directly into restricted cash	193,632		2,284,291
Transfer from cash	609,951		1,079,932
Gross payouts related to guarantee liabilities		(1,002,671)	(4,099,353)
Gross recoveries related to guarantee liabilities		160,970	621,388
Transfer out due to disposal of Shanghai Caiyin		(2,882)
Ending balance	¥ 0	¥ 0	¥ 41,000